Share Capital and Share-based Payments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions				1 Months Ended	12 Months Ended
	May 13, 2024	Apr. 26, 2024	Mar. 31, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued during the period	42.0	56.4			10.9	9.3
Weighted average exercise price, granted (in cad per share)		$ 5.30			$ 4.61	$ 4.48
Gross proceeds from issuing shares		$ 299,000			$ 50,200	$ 41,800
Proceeds from issuance of private placement					100,000
Increase (decrease) in cumulative number of ordinary shares issued			22.5			11.6
Share issue related cost					13,666	$ 1,056
Share issue related cost related to public offering					$ 12,000
Weighted average multiplier					1	1
RSUs and pRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in private placement (in shares)					1.5	1.3
Weighted average grant date fair value of other equity instruments (in dollars per share)					$ 4.46	$ 4.47
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Comparison period					3 years
Award granted over period					3 years	3 years
Granted total number of equity-settled (in shares)						0.5
Granted remaining number of equity (in shares)						1.8
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years
Award vesting percentage					0.00%
Award vesting over period					2 years
Award granted percentage					0.00%	0.00%
Remaining awards granted, percentage						100.00%
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Award vesting percentage					300.00%
Award vesting over period					3 years
Award granted percentage					200.00%	200.00%
Remaining awards granted, percentage						125.00%
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Granted total number of equity-settled (in shares)					0.7
Weighted average price per unit (in dollars per share)					$ 4.47	$ 4.45
Fair value of cash settled share-based payment awards					$ 7,500	$ 3,000
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage					100.00%
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage					125.00%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average price per unit (in dollars per share)					$ 5.55	$ 4.22
Redemption period					90 days
Total fair value of DSU outstanding					$ 1,900	$ 1,600
Other Current Liabilities | Cash settled equity awards | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards					4,000	1,500
Other Noncurrent Liabilities | Cash settled equity awards | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards					$ 3,500	$ 1,400
2019 convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conversion of convertible notes allocated to equity (in shares)				26.6
Conversion of Convertible Notes Allocated to Equity				$ (139,700)
2019 convertible notes | Capital reserve [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Convertible Notes Allocated to Equity				$ (12,200)
Premier Gold Mines Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from issuing shares to company chairman		$ 6,000
Equity interests of acquirer	$ 217,600